Assets and Liabilities at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Derivative instruments	¥ 43,412	¥ 61,152
Available-for-sale securities	107,480	99,369
Total	150,892	160,521
Liabilities:
Derivative instruments	(28,931)	(21,661)
Total	(28,931)	(21,661)
Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Level 1
Assets:
Available-for-sale securities	100,829	92,421
Total	100,829	92,421
Level 1 | Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Level 2
Assets:
Derivative instruments	65,400	87,639
Total	65,400	87,639
Liabilities:
Derivative instruments	(50,919)	(48,147)
Total	(50,919)	(48,147)
Level 2 | Foreign exchange instruments
Assets:
Derivative instruments	33,566	57,880
Liabilities:
Derivative instruments	(30,820)	(15,712)
Level 2 | Interest rate instruments
Assets:
Derivative instruments	31,834	29,759
Liabilities:
Derivative instruments	(20,099)	(32,435)
Level 3
Assets:
Derivative instruments		154
Available-for-sale securities	6,651	6,948
Total	6,651	7,102
Liabilities:
Derivative instruments		(155)
Total		(155)
Level 3 | Interest rate instruments
Assets:
Derivative instruments		154
Liabilities:
Derivative instruments		(155)
Level 3 | Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Gross fair value
Assets:
Derivative instruments	65,400	87,793
Available-for-sale securities	107,480	99,369
Total	172,880	187,162
Liabilities:
Derivative instruments	(50,919)	(48,302)
Total	(50,919)	(48,302)
Gross fair value | Foreign exchange instruments
Assets:
Derivative instruments	33,566	57,880
Liabilities:
Derivative instruments	(30,820)	(15,712)
Gross fair value | Interest rate instruments
Assets:
Derivative instruments	31,834	29,913
Liabilities:
Derivative instruments	(20,099)	(32,590)
Gross fair value | Marketable equity securities
Assets:
Available-for-sale securities	100,829	92,421
Gross fair value | Auction rate securities
Assets:
Available-for-sale securities	6,651	6,948
Netting adjustment
Assets:
Derivative instruments	(21,988)	(26,641)
Total	(21,988)	(26,641)
Liabilities:
Derivative instruments	21,988	26,641
Total	¥ 21,988	¥ 26,641